Redeemable Convertible Preferred Shares (Tables)	12 Months Ended
Dec. 31, 2024
Redeemable Convertible Preferred Shares [Abstract]
Schedule of Redeemable Convertible Preferred Shares

Redeemable Convertible Preferred Shares consist of the following:

	Series A-2 Preferred Shares	Series B Preferred Shares	Series C Preferred Shares	Total
	RMB	RMB	RMB	RMB
Balance as of January 1, 2019	102,743	446,889	2,193,512	2,743,144
Redemption value accretion	3,041	15,642	97,625	116,308
Foreign currency translation adjustment	2,747	11,870	59,017	73,634
Conversion of Redeemable Convertible Preferred Shares to Class A Ordinary Shares	(108,531)	(474,401)	(2,350,154)	(2,933,086)
Balance as of December 31, 2019, 2020, 2021, 2022, 2023 and 2024	—	—	—	—